                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454

                       Oppenheimer Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                      Date of reporting period: 04/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                              Principal
                                                                Amount           Value
                                                             ------------   ---------------
CERTIFICATES OF DEPOSIT--35.9%
DOMESTIC CERTIFICATES OF DEPOSIT--3.9%
Chase Bank USA NA:
0.55%, 6/8/09                                                $ 60,600,000   $    60,600,000
0.55%, 6/15/09                                                 50,000,000        50,000,000
                                                                            ---------------
                                                                                110,600,000

YANKEE CERTIFICATES OF DEPOSIT--32.0%
Bank of Nova Scotia, Houston, TX:
0.55%, 5/13/09                                                  8,000,000         8,000,000
1.516%, 9/4/09(1)                                              30,000,000        30,000,000
1.571%, 9/8/09(1)                                              50,000,000        50,000,000

BNP Paribas, New York:
0.73%, 7/8/09                                                  10,000,000        10,000,000
0.79%, 6/22/09                                                 40,000,000        40,000,000
0.80%, 6/5/09                                                  50,000,000        50,000,000
1%, 5/12/09                                                    38,000,000        38,000,000
1%, 5/20/09                                                     2,500,000         2,500,000

Calyon, New York:
0.38%, 5/29/09                                                 11,100,000        11,100,000
0.52%, 5/5/09                                                  15,200,000        15,200,000
0.52%, 5/5/09                                                  20,000,000        20,000,000
0.52%, 5/8/09                                                  25,000,000        25,000,000

Deutsche Bank AG, New York, 0.37%, 5/13/09                     50,000,000        50,000,000

National Australia Funding (Delaware), Inc.:
0.55%, 7/1/09                                                  36,800,000        36,800,000
0.56%, 7/7/09                                                  30,500,000        30,500,000
0.57%, 7/9/09                                                   4,500,000         4,500,000

Nordea Bank Finland plc, New York:
0.51%, 6/19/09                                                  1,500,000         1,500,020
0.69%, 6/10/09                                                 41,000,000        41,000,000

Rabobank Nederland NV, New York:
0.70%, 5/4/09                                                   9,800,000         9,800,000
0.75%, 6/19/09                                                  5,500,000         5,500,000
0.75%, 6/24/09                                                 30,000,000        30,000,000
0.75%, 6/30/09                                                 15,000,000        15,000,000
0.80%, 7/7/09                                                   1,000,000         1,000,000
1.25%, 6/16/09                                                 41,000,000        41,000,000

Royal Bank of Canada, New York:
0.75%, 7/27/09                                                 46,500,000        46,500,000
0.90%, 9/4/09                                                  40,000,000        40,000,000
1.441%, 8/7/09(1)                                              28,000,000        28,000,000

Societe Generale North America, Inc.:
0.66%, 7/13/09                                                 30,000,000        30,000,000
0.66%, 7/22/09                                                 50,000,000        50,000,000
0.705%, 7/14/09                                                22,500,000        22,500,000
1%, 5/4/09                                                     17,000,000        17,000,000

Toronto Dominion Bank, New York:
0.90%, 9/30/09                                                 28,000,000        28,000,000
1.15%, 8/20/09                                                 21,500,000        21,509,785
1.47%, 11/12/09                                                25,000,000        25,000,000


                    1 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                              Principal
                                                                Amount           Value
                                                             ------------   ---------------
1.50%, 11/3/09                                               $ 40,000,000   $    40,000,000
                                                                            ---------------
                                                                                914,909,805
                                                                            ---------------
Total Certificates of Deposit (Cost $1,025,509,805)                           1,025,509,805

DIRECT BANK OBLIGATIONS--16.9%
Bank of America NA, 1.397%, 7/6/09(1)                          15,000,000        14,982,019

Bank of Nova Scotia, Houston, TX:
0.42%, 6/23/09                                                 35,300,000        35,300,000
0.42%, 7/30/09                                                 13,000,000        12,986,350

Calyon North America, Inc., 0.495%, 5/15/09                    20,000,000        19,996,150

Capital One Funding Corp., Series 1996E, 1.25%,
5/1/09(1)                                                       5,531,000         5,531,000

Commonwealth Bank, 0.51%, 7/24/09                              22,000,000        21,973,820

HSBC USA, Inc., 1.638%, 8/14/09(1)                             90,000,000        89,833,059

National Australia Funding (Delaware), Inc.:
0.48%, 7/23/09(2)                                              13,400,000        13,385,171
0.48%, 7/24/09(2)                                              16,900,000        16,881,072
0.69%, 5/6/09(2)                                               35,000,000        34,996,646

Nordea North America, Inc.:
0.51%, 7/2/09                                                   8,500,000         8,492,534
0.55%, 6/17/09                                                 40,500,000        40,467,733
0.67%, 6/10/09                                                 25,000,000        24,981,389
0.73%, 6/8/09                                                   4,575,000         4,571,475
0.78%, 6/3/09                                                  19,000,000        18,986,415

Rabobank USA Financial Corp., 0.75%, 7/7/09                    35,000,000        34,951,146

Royal Bank of Canada, 1.331%, 7/15/09(1)                       24,000,000        24,000,000

Toronto Dominion Bank, New York, 0.90%, 9/14/09                25,000,000        25,000,000

US Bank NA, 0.90%, 8/21/09                                     35,000,000        35,000,000
                                                                            ---------------
Total Direct Bank Obligations (Cost $482,315,979)                               482,315,979

SHORT-TERM NOTES--45.3%

DIVERSIFIED FINANCIAL SERVICES--4.2%
General Electric Capital Services:
0.55%, 7/27/09                                                 35,000,000        34,953,479
0.55%, 7/28/09                                                 45,000,000        44,939,500
0.75%, 5/26/09                                                 11,000,000        10,994,271

General Electric Co., 0.37%, 6/26/09                           30,500,000        30,476,278
                                                                            ---------------
                                                                                121,363,528

INSURANCE--2.6%
Jackson National Life Global Funding, Series 2004-6,
0.541%, 8/15/09(1, 3)                                          17,500,000        17,500,000

MetLife Funding, Inc., 0.33%, 5/13/09                          10,004,000        10,002,900

Security Life of Denver, 2.976%, 9/8/09(1, 3)                  18,000,000        18,000,000

United of Omaha Life Insurance Co., 1.009%, 12/28/09(1)        30,000,000        30,000,000
                                                                            ---------------
                                                                                 75,502,900

LEASING & FACTORING--6.6%
American Honda Finance Corp.:
1.364%, 5/5/09(1, 4)                                           28,000,000        28,000,000


                     2 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                              Principal
                                                                Amount           Value
                                                             ------------   ---------------
1.40%, 8/26/09(1, 4)                                         $ 25,000,000   $    25,000,000
1.459%, 9/18/09(1, 4)                                          26,000,000        26,000,000

Toyota Motor Credit Corp.:
0.30%, 5/19/09                                                 39,600,000        39,594,060
0.30%, 5/22/09                                                 43,200,000        43,192,440
0.30%, 5/28/09                                                 26,500,000        26,494,038
                                                                            ---------------
                                                                                188,280,538

MUNICIPAL--3.3%
AL Industrial Development Authority Revenue Bonds,
Simcala, Inc. Project, Series 1995, 1%, 5/7/09(1)               5,150,000         5,150,000

Allegheny Cnty. Higher Education Building Authority,
Revenue Bonds, Point Park University, Series 2008C,
1.15%, 5/1/09(1)                                                2,000,000         2,000,000

Autauga Cnty., AL Industrial Development Authority
Revenue Bonds, Marshall Prattville, 0.80%, 5/1/09(1)            2,140,000         2,140,000

B&D Association LLP Eye Association of Boca Raton
Bonds, B&D Association Project, Series 2005, 1.50%,
5/1/09(1)                                                       2,810,000         2,810,000

CA Pollution Control Finance Authority, George Borba &
Son Dairy Project, 0.86%, 5/1/09(1)                             3,800,000         3,800,000

Capital One Funding Corp., Series 2000D, 1.25%,
5/1/09(1)                                                       5,412,000         5,412,000

Carterville Development Authoiry Industrial
Development Revenue  Bonds,  Aquafil USA, Inc.
Project, Series 2005, 1.10%, 5/1/09(1)                          1,495,000         1,495,000

Columbus, GA Development Authority, MAC Property LLC
Project, Series 2007, 0.85%, 5/1/09(1)                          2,325,000         2,325,000

Gilmer Industrial Development Corp. Revenue Bonds,
Duoline Tech, Series 2008B, 1%, 6/1/09(1)                       2,000,000         2,000,000

Jacksonville Economic Development Commission Special
Facilities Bonds, Holland Sheltair Aviation Group,
Series 2005A2, 0.85%, 5/1/09(1)                                 2,300,000         2,300,000

Las Cruces, NM Industrial Revenue Bonds, F&A Dairy
Products, Inc. Project, Series 2008, 1%, 5/1/09(1)              6,600,000         6,600,000

MA Health & Educational Facilities Authority Bonds,
Northeast Hospital Corp., Series 2006I, 0.85%,
5/1/09(1)                                                       2,375,000         2,375,000

MS Business Finance Corp. Revenue Bonds, Signal
International LLC Project, Series 2004:
1.75%, 5/1/09(1)                                                  600,000           600,000
1.75%, 5/1/09(1)                                                  700,000           700,000

Newton, KS Economic Development Revenue Bonds, Medical
Office Plaza Add, 0.85%, 5/1/09(1)                              1,558,000         1,558,000

NJ Housing and Mortgage Finance Agency Multifamily
Revenue Bonds, Series 2008G, 0.80%, 5/1/09(1)                   2,580,000         2,580,000

Oakland-Alameda Cnty., CA Coliseum Authority Lease
Revenue Bonds, Coliseum Project, Series D, 0.70%,
5/1/09(1)                                                       2,610,000         2,610,000

Polk Cnty., FL Industrial Development Authority
Revenue Bonds, Watson Clinic, Series 1999, 0.85%,
5/1/09(1)                                                       1,930,000         1,930,000

Porterfield Family Partners LP Bonds, Series 2004,
1.50%, 5/1/09(1)                                                2,800,000         2,800,000


                     3 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                              Principal
                                                                Amount           Value
                                                             ------------   ---------------
Richmond, VA Redevelopment & Housing Authority Revenue
Refunding Bonds, Old Manchester Project, Series 1995B,
1.50%, 5/1/09(1)                                             $  1,910,000   $     1,910,000

Sheltair Aviation Center LLC Nts., Fort Lauderdale
Project, Series 2004A, 0.85%, 5/1/09(1)                         6,150,000         6,150,000

Southeastern Public Service Authority, VA Revenue
Bonds, Regional Solid Waste System, Series 07B, 1.50%,
7/1/09(1)                                                       4,340,000         4,340,000

Sterling, IL Revenue Bonds, Rock River Redevelopment,
1.50%, 5/1/09(1)                                                3,930,000         3,930,000

Tuscaloosa Cnty., AL Industrial Development Authority
Gulf Opportunity Zone Hunt Refining Project, Series
2009, 1%, 5/1/09(1)                                            10,000,000        10,000,000

WA Economic Development Authority, Benaroya Research
Institute at Virginia Mason, Series 2006D, 1%,
5/1/09(1)                                                       1,065,000         1,065,000

Watson Clinic LLP Nts., Series 1999, 0.85%, 5/1/09(1)           7,300,000         7,300,000

Westmoreland Cnty., PA Industrial Development
Authority Revenue Bonds., Excela Health System
Project, Series 2005D, 1.25%, 5/1/09(1)                         1,100,000         1,100,000

Zoological Society of Philadelphia Revenue Bonds,
Series 03, 1%, 5/1/09(1)                                        7,365,000         7,365,000
                                                                            ---------------
                                                                                 94,345,000

OIL, GAS & CONSUMABLE FUELS--0.9%
Total Capital Canada, 0.50%, 7/16/09                           25,000,000        24,973,611

PERSONAL PRODUCTS--2.9%
Procter & Gamble International Funding SCA, 1.486%,
2/8/10(1, 2)                                                   19,000,000        19,000,000

Reckitt Benckiser Treasury Services plc:
1.23%, 6/3/09(2)                                               15,000,000        14,983,088
1.24%, 5/1/09(2)                                               15,000,000        15,000,000
1.27%, 6/12/09(2)                                              25,000,000        24,962,958
1.30%, 6/9/09(2)                                               10,000,000         9,985,917
                                                                            ---------------
                                                                                 83,931,963

PHARMACEUTICALS--1.7%
Roche Holdings, Inc., 2.249%, 2/25/10(1)                       47,500,000        47,500,000

RECEIVABLES FINANCE--23.1%
Barton Capital Corp.:
0.45%, 7/2/09(2)                                               28,000,000        27,975,889
0.65%, 5/1/09(2)                                               26,500,000        26,500,000

Chariot Funding LLC:
0.30%, 5/11/09(4)                                              15,000,000        14,997,917
0.30%, 5/15/09(4)                                              30,000,000        29,996,500
0.30%, 5/21/09(4)                                              14,315,000        14,312,614
0.30%, 5/26/09(4)                                              15,100,000        15,094,233
0.55%, 6/4/09(4)                                               23,800,000        23,787,637

Fairway Finance Corp.:
0.37%, 6/10/09(2)                                              22,500,000        22,490,750


                     4 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                              Principal
                                                                Amount           Value
                                                             ------------   ---------------
0.50%, 7/6/09(2)                                             $ 25,000,000   $    24,976,909
0.50%, 7/8/09(2)                                               15,000,000        14,985,833
0.61%, 6/17/09(2)                                              13,000,000        12,989,647

Falcon Asset Securitization Co. LLC:
0.55%, 5/1/09(2)                                                5,000,000         4,997,632
0.55%, 5/11/09(2)                                              38,100,000        38,094,179

Gemini Securitization Corp.:
0.54%, 7/23/09(2)                                              10,000,000         9,987,550
0.57%, 7/17/09(2)                                              20,800,000        20,774,641
0.60%, 7/2/09(2)                                               12,000,000        11,987,600
0.85%, 6/18/09(2)                                              30,000,000        29,966,000

Kitty Hawk Funding Corp., 0.70%, 6/2/09(2)                     18,500,000        18,488,489

Legacy Capital LLC:
0.85%, 5/1/09                                                  30,000,000        29,978,042
0.85%, 5/6/09                                                  32,000,000        31,996,221

Lexington Parker Capital Co. LLC:
0.85%, 5/7/09(2)                                               25,000,000        24,996,458
0.85%, 5/21/09(2)                                              30,000,000        29,985,833
0.85%, 5/26/09(2)                                              20,000,000        19,988,194

Mont Blanc Capital Corp.:
0.48%, 5/22/09(2)                                              11,000,000        10,996,920
0.50%, 5/14/09(2)                                              33,500,000        33,493,951

Ranger Funding Co. LLC:
0.67%, 5/18/09(4)                                              32,000,000        31,989,724
0.67%, 5/20/09(4)                                              15,800,000        15,794,413
0.67%, 6/12/09(4)                                              12,488,000        12,478,239

Thunder Bay Funding LLC:
0.50%, 6/15/09(4)                                              15,479,000        15,469,326
0.50%, 7/1/09(4)                                                2,046,000         2,044,267
0.55%, 6/19/09(4)                                               6,000,000         5,994,528

Yorktown Capital LLC:
0.30%, 5/18/09(2)                                              18,116,000        18,110,183
0.72%, 6/11/09(2)                                              13,500,000        13,488,930
                                                                            ---------------
                                                                                659,209,249
                                                                            ---------------
Total Short-Term Notes (Cost $1,295,106,789)                                  1,295,106,789

U.S. GOVERNMENT AGENCIES--1.7%
Federal Home Loan Bank, 0.88%, 3/12/10(1) (Cost
$50,000,000)                                                   50,000,000        50,000,000

Total Investments, at Value (Cost $2,852,932,573)                    99.8%    2,852,932,573
Other Assets Net of Liabilities                                       0.2         6,094,635
                                                             ------------   ---------------
Net Assets                                                          100.0%  $ 2,859,027,208
                                                             ============   ===============


                     5 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $564,470,440, or 19.74% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

(3.) Illiquid security. The aggregate value of illiquid securities as of April
     30, 2009 was $35,500,000, which represents 1.24% of the Fund's net assets. See accompanying Notes.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $260,959,398 or 9.13% of the Fund's net assets as of April 30, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES      INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $           --         $--
Level 2--Other Significant Observable Inputs    2,852,932,573          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $2,852,932,573         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                     6 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Directors.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

"Money market-type" instruments are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the


                     7 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

ILLIQUID SECURITIES

As of April 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                     8 | Oppenheimer Money Market Fund, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/15/2009


By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/15/2009